INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
(Loss) Income Before Income Taxes

(Loss) income before income taxes consists of:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cayman Islands	(43,486)	9,008	(54,131)	(8,724)
British Virgin Islands	(18,881)	(591)	(2,351)	(379)
Hong Kong	5,369	(2,783)	(55,182)	(8,894)
The PRC	33,836	20,932	342,683	55,230
Japan	—	—	(813)	(131)
Korea	—	—	446	72
Taiwan	—	—	(1,584)	(255)

Total	(23,162)	26,566	229,068	36,919

Current and Deferred Components of Income Tax Benefit Expense (Benefit)

The current and deferred components of the income tax (benefit) expense appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current tax (benefit) expense	(5,969)	3,277	8,620	1,389
Deferred tax benefit	(2,720)	(3,474)	(7,499)	(1,209)

	(8,689)	(197)	1,121	180

Reconciliation of Income Taxes Computed at PRC Statutory Tax Rate to Effective Income Tax Expense (Benefit)

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax (benefit) expense is as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(23,162)	26,566	229,068	36,919

Income tax (benefit) expense computed at the PRC statutory tax rate of 25%	(5,791)	6,642	57,267	9,230
Foreign tax rate differential	12,081	3,481	10,662	1,718
Non-deductible expenses	1,630	1,096	10,739	1,730
Non-taxable income	—	(6,246)	(1,952)	(315)
Effect of change in tax status	(8,643)	—	5,715	921
Effect of change in tax rate	—	1,018	(984)	(158)
Effect of tax holidays	(17,045)	(14,499)	(84,685)	(13,649)
Current/deferred rate differential	3,196	(813)	(1,475)	(238)
Increase in valuation allowance	3,184	8,040	2,373	383
Interest and penalties on unrecognized tax benefits	2,643	1,130	3,168	511
Others	56	(46)	293	47

Income tax (benefit) expense	(8,689)	(197)	1,121	180

Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Aggregate amount	17,045	14,499	84,685	13,649

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic and Diluted	0.06	0.04	0.19	0.03

Components of Deferred Taxes

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	7,480	3,999	645
Excessive advertising expenses	924	—	—
Government grant, current portion	386	386	62
Less: Valuation allowance	(7,690)	(1,505)	(243)

Deferred tax assets, current portion, net	1,100	2,880	464

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	3,569	4,740	763
Government grants, non-current portion	538	347	56
Net operating loss carryforwards	14,242	24,211	3,902
Less: Valuation allowance	(15,635)	(24,193)	(3,899)

Deferred tax assets, non-current portion, net	2,714	5,105	822

Deferred tax liabilities, non-current portion:
Intangible assets	7,793	4,464	719

Deferred tax liabilities, non-current portion, net	7,793	4,464	719

Roll-Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at the beginning of year	25,262	20,570	7,239	1,167
Increase (decrease) related to current year tax positions	4,800	(2,120)	1,161	187
(Decrease) increase related to prior year tax positions	(9,432)	—	1,421	229
Decrease from disposal of a subsidiary	—	(11,211)	—	—
Lapse of statute of limitations	(60)	—	(59)	(10)

Balance at the end of year	20,570	7,239	9,762	1,573